Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues:
Rental income		$ 113,144	$ 99,243	$ 220,394	$ 197,695
Interest and other operating income		90	68	155	136
Total revenues		113,234	99,311	220,549	197,831
Expenses:
Rental		35,061	29,237	68,414	59,934
General and administrative		6,813	6,224	13,586	12,799
Acquisition-related		2,062	1,101	3,875	2,458
Depreciation and amortization		44,738	38,066	82,566	74,661
Impairment		0	1,655	0	1,655
Total expenses		88,674	76,283	168,441	151,507
Income before other income (expense)		24,560	23,028	52,108	46,324
Interest expense:
Interest related to derivative financial instruments		(659)	(820)	(1,304)	(1,375)
(Loss) gain on change in fair value of derivative financial instruments, net		(658)	1,314	(3,450)	(696)
Total interest related to derivative financial instruments, including net change in fair value of derivative financial instruments		(1,317)	494	(4,754)	(2,071)
Interest related to debt		(13,989)	(14,159)	(28,117)	(27,963)
Gain on sale of real estate, net		4,212	0	4,212	0
(Loss) gain on extinguishment of debt, net		(22)	121	(22)	121
Other income		72	4	125	19
Net income		13,516	9,488	23,552	16,430
Net loss (income) attributable to noncontrolling interests	[1]	(442)	(196)	(618)	(334)
Net income attributable to common stockholders/unitholders		$ 13,074	$ 9,292	$ 22,934	$ 16,096
Earnings per common share/unit - basic:
Net income attributable to common stockholders/unitholders (in usd per share)		$ 0.10	$ 0.07	$ 0.17	$ 0.13
Earnings per common share/unit - diluted:
Net income attributable to common stockholders/unitholders (in usd per share)		$ 0.09	$ 0.07	$ 0.17	$ 0.13
Weighted average common shares/units outstanding:
Basic (in shares/units)		136,528	125,194	132,932	125,184
Diluted (in shares/units)		140,512	127,124	135,876	127,114
Dividends declared per common share (in usd per share)		$ 0.295	$ 0.290	$ 0.590	$ 0.580
Healthcare Trust of America Holdings, LP (HTALP)
Revenues:
Rental income		$ 113,144	$ 99,243	$ 220,394	$ 197,695
Interest and other operating income		90	68	155	136
Total revenues		113,234	99,311	220,549	197,831
Expenses:
Rental		35,061	29,237	68,414	59,934
General and administrative		6,813	6,224	13,586	12,799
Acquisition-related		2,062	1,101	3,875	2,458
Depreciation and amortization		44,738	38,066	82,566	74,661
Impairment		0	1,655	0	1,655
Total expenses		88,674	76,283	168,441	151,507
Income before other income (expense)		24,560	23,028	52,108	46,324
Interest expense:
Interest related to derivative financial instruments		(659)	(820)	(1,304)	(1,375)
(Loss) gain on change in fair value of derivative financial instruments, net		(658)	1,314	(3,450)	(696)
Total interest related to derivative financial instruments, including net change in fair value of derivative financial instruments		(1,317)	494	(4,754)	(2,071)
Interest related to debt		(13,989)	(14,159)	(28,117)	(27,963)
Gain on sale of real estate, net		4,212	0	4,212	0
(Loss) gain on extinguishment of debt, net		(22)	121	(22)	121
Other income		72	4	125	19
Net income		13,516	9,488	23,552	16,430
Net loss (income) attributable to noncontrolling interests		4	(24)	(27)	(57)
Net income attributable to common stockholders/unitholders		$ 13,520	$ 9,464	$ 23,525	$ 16,373
Earnings per common share/unit - basic:
Net income attributable to common stockholders/unitholders (in usd per share)		$ 0.10	$ 0.07	$ 0.17	$ 0.13
Earnings per common share/unit - diluted:
Net income attributable to common stockholders/unitholders (in usd per share)		$ 0.10	$ 0.07	$ 0.17	$ 0.13
Weighted average common shares/units outstanding:
Basic (in shares/units)		140,512	127,203	135,877	127,266
Diluted (in shares/units)		140,512	127,203	135,877	127,266
Dividends declared per common share (in usd per share)		$ 0.295	$ 0.290	$ 0.590	$ 0.580

[1]	Includes amounts attributable to redeemable noncontrolling interests.